CONCENTRATION AND RISK (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		$ 4,608,350	$ 1,678,793	$ 675,602
Customer A
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		1,379,796	532,129	369,333
Customer B
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		614,698	230,088	67,431
Customer C
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		529,037
Customer D
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	[1]	$ 516,634	$ 268,466
Major customer | Customer Concentration Risk [Member] | Sales revenue
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		66.00%	75.00%	83.00%

[1]	Represents less than 10%